Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
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Commitments and Contingencies

37.  Commitments and Contingencies

The following disclosures comprise of material lawsuits and investigations against the Company.

Disputes on Special Communication Tax and Value Added Tax

Disputes on SCT for the year 2011

The Large Taxpayers Office levied Special Communication Tax (SCT) and tax penalty on the Company as a result of the Tax Investigation for the year 2011. The Company filed lawsuits for the cancellation of the notification regarding the aforementioned SCT assessment. The court partially accepted and partially rejected the cases and the parties appealed the decisions regarding the parts against them. The Large Taxpayers Office has collected TL 80,355 calculated for the parts against the Company for the assessment of the SCT for the year 2011 by offsetting the receivables of the Company from Public Administrations. While the cases are pending before the court of appeal the Company filed application for the restructuring as per Law no. 6736. The tax Office has rejected the application. The Company has also filed a case for the cancellation of aforementioned rejection act of the Tax Office. In this case, with the decision that notified to the Company on 14 April 2020, the Council of State decided to cancel the rejection act regarding the application for the restructuring. The Large Taxpayers Office and Ministry of Treasury and Finance appealed the decision. The Company replied the appeal request in due time. As a result of the appeal process, The Council of State Plenary Session of the Tax Law Chambers, approved the first instance court decision in favour of the Company with its definitive judgment. Thus, the case was finalized in favour of the Company, the assessment of the SCT for the year 2011 was structured within the scope of Law No. 6736 and TL 47,534 overpaid amount was returned to the Company in 2021 by deduction from the debts of the Company to the State.

The Court partially accepted the case; and decided to cancel the tacit rejection act for the TL 47,269 part, and to return this amount to the Company together with the interest to be calculated at the deferred interest rate determined in accordance with the Law No. 6183 as of the collection date. The parties appealed the decision before Regional Administrative Court regarding the parts against them.

In the cases regarding the cancellation of the SCT assessment for the year 2011, Council of State accepted the appeal and decided to reverse the first instance court decisions in favor of the Company, on the ground that; in the case filed for the cancellation of the rejection act regarding the request to restructure the cases filed for the year 2011, the court decided in favor of the Company and since the mentioned case will affect these cases, finalization of the respective decision should be waited. The Large Taxpayers Office applied for the correction of the decisions. The Company replied to application for the correction of the decisions. The Council of State, rejected the correction of decision requests of the Large Taxpayers Office, in favor of the Company. In 2021, The Court decided there is no need to make ruling regarding the essence of the cases, due to the fact that the amount of the SCT assessment for the year 2011, which are the subject of the lawsuit, was structured within the scope of the Law No. 6736.

Disputes regarding the Law on the Protection of Competition

The investigation initiated by the Competition Board with respect to the practices of the Company regarding the distributors and their dealers in the distribution network. As a result of the investigation the Competition Board rejected the claims that Turkcell determined the resale price. But with the same decision, The Competition Board decided to apply administrative fine on the Company amounting to TL 91,942, on the ground that the Company forced its sub dealers to actual exclusivity. The Company filed a lawsuit on 8 December 2011 for the stay of execution and cancellation of the aforementioned Board decisions regarding the parts against itself. The Court rejected the case.

37.  Commitments and Contingencies (continued)

Disputes regarding the Law on the Protection of Competition (continued)

The Company appealed the decision, but the Council of State Plenary Session of the Chambers for Administrative Cases decided to approve the first instance court’s decision. The Company made an individual application to the Constitutional Court, against the respective decision within due time. The Constitutional Court process is pending.

Also, the Large Taxpayers Office issued a payment order regarding the aforementioned administrative fine. The Company has not made any payments and filed a lawsuit for the stay of execution and cancellation of the payment order. The Court accepted the case. The Large Taxpayers Office appealed the decision. As a result of the appeal process, due to the reverse decision of the Council of State about the first instance court decision, the case file was sent to the first instance court. The Court rejected the case. The Company appealed the decision. The appeal process is pending.

TL 47,780 part of the administrative fine amounting to TL 91,942 has been deducted from the receivables that the Company has earned in the case of cancellation of the application for restructuring the 2011 SCT assessment within the scope of Law No. 6736 in 2021. The remaining TL 44,162 part of the administrative fine was paid in April 2022 upon the request of the administration.

Three private companies filed a lawsuits against the Company in relation with this case claiming in total of TL 112,084 together with up to 3 times of the loss amount to be determined by the court for its material damages by reserving its rights for surpluses allegedly. Among these cases, in the case filed for the compensation of total TL 110,484 material damages together with compensation amounting to three times of the damage and interest, the court decided to reject the case in favor of the Company, at the hearing on 12 June 2019. The plaintiff appealed the case before Regional Court of Justice. The Regional Court of Justice decided to revoke the decision of the first instance court, stating that a new decision should be made after the procedural actions within the scope of the file were re-executed and the expert report was received. The expert report has been submitted to its file, and the Company has submitted its statements and objections regarding the report in due time.

In accordance with our objections, The Court decided to obtain an expert report from a new expert committee, mentioning that there was a clear contradiction between the expert reports in the case. The expert report within this scope has been submitted to its file, and the Company has submitted its statements and objections regarding the report in due time.

During the hearing of the case dated 22 June 2022, the court partially accepted the case and ruled reimbursement of TL 215,555 (three times of the actual damage of TL 71,851 loss pursuant to the Act on Protection of Competition, including TL 40,600 previous year loss, TL 14,335 fixed asset loss, TL 14,163 leasing, exchange difference and financing loss, and TL 2,751 profit loss) together with the discount interest TL applicable from the date of the case to Demiroren Dagitim Satis Pazarlama Matbaacilik ve Tahsilat Sistemleri A.S,  June 2012, and partially rejected the case for the remaining part.

The reasoned decision notified to the Company. Demiroren made the decision the subject of enforcement proceedings. Turkcell appealed the decision before Regional Court of Justice and has suspended the execution proceedings until the appeal proceedings are concluded by submitting a letter of guarantee to the file. Also Demiroren appealed the decision before Regional Court of Justice and the Company replied this appeal in due time. An application for complaint has been filed by company with the request for cancellation of the enforcement order and the enforcement proceedings initiated by Demiroren.

The court decided to accept company's complaint and cancelled the interest charge of  TL 34,142 requested in the enforcement order. As a result of the appeal examination made by the Regional Court of Appeal, Turkcell's appeal request was accepted and the decision of the first instance court was revoked.

37.  Commitments and Contingencies (continued)

Disputes regarding the Law on the Protection of Competition (continued)

The file was returned to the first instance court for a re-decision within the scope of the removal decision, and the appeal request of Demiroren were not examined at this stage.

Among these cases, in the case filed for the compensation of total TL 500 material damages together with compensation amounting to three times of the damage and interest, the expert report has been submitted to its file, and the Company has submitted its statements and objections regarding the report in due time. In accordance with our objections, The Court decided to obtain an expert report from a new expert committee. The other case is pending.

On the other hand, a lawsuit was filed by a third party, for the cancellation of the part of the aforementioned Competition Board decision, regarding the rejection of the claims that the Company determined the resale price. The Council of State cancelled this part of the aforementioned Competition Board decision. Thereafter Competition Board launched a new investigation and as a result of it the Competition Board decided to apply administrative fine amounting to TL 91,942 on the Company. The Company has taken all legal actions by requesting the cancellation of the aforementioned decision and its withdrawal by the Competition Authority. The Competition Authority accepted some of the objections of the Company and reduced the administrative fine to TL 61,294 with its decision.

The aforementioned fine that amount of TL 61,294 was paid with twenty five percent discount on 9 April 2020, in the amount of TL 45,971. Then, a lawsuit was filed on 10 April 2020 for cancellation of the aforementioned administrative fine. The hearing was held on 19 January 2021 in this case. The Court rejected the case. The Company appealed the case before Regional Administrative Court. The Regional Administrative Court rejected the appeal request. The Company appealed the decision in due time. The appeal process is pending.

ICTA - Investigation Regarding the R&D Obligations (Period of 2013-2016)

ICTA initiated an investigation on the obligation of investing to products in electronic communication network and communication services, partly from suppliers which have a R&D center in Turkiye; partly from the products manufactured in Turkiye by SME suppliers which are established to develop products or systems in Turkiye; and partly from products that are certified to be domestic goods within the framework of the relevant legislation. As a result of the investigation ICTA has decided to imposed an administrative fine of TL 18,031 to Turkcell. The administrative fine notified to the Company on 29 January 2021 and was paid on 26 February 2021 as TL 13,523 with taking on the account the early payment discount (1/4). The Company filed totally ten different lawsuits for the cancellation of the administrative fines. The Court rejected the 8 of these cases. The Company appealed the decisions before Regional Administrative Court in due time. Other cases are pending.

ICTA - Investigation Regarding the R&D Obligations (Period of 2016-2017)

For the period of 27 October 2016-27 October 2017; the ICTA carried out an investigation in order to examine whether Our Company fulfills its obligations arising from relevant legislation about R&D Center and SME, and using of Domestic Goods Certified products. As a result of the investigation ICTA has decided to imposed an administrative fine of TL 31,139 to the Company. The administrative fine notified to Turkcell on 29 January 2021 and was paid on 26 February 2021 as TL 23,354 with taking on the account the early payment discount (1/4). The Company filed totally seven different lawsuits for the cancellation of the administrative fines. The Court rejected the four of these cases. The Company appealed the decisions before Regional Administrative Court in due time. Other cases are pending.

37.  Commitments and Contingencies (continued)

ICTA - Investigation on 3G and 4.5G Service Quality Obligations

ICTA initiated an investigation to examine whether the 2018 Q4 – 2019 Q3 term notifications meet the criteria and target values defined in the service quality legislation and whether or not our obligations about the service quality criteria which is set in the IMT Certificate of Authority have been fulfilled.

As a result of the investigation ICTA has decided to impose an administrative fine of TL 3,622 to Turkcell. The administrative fine notified to the Company on 20 January 2022 and was paid on 17 March 2022 as TL 2,716 with taking on the account the early payment discount (1/4).

After notification of the Board Decision to the Company, the Company applied to ICTA with the demand of withdraw of the Board Decision. The application of the Company was tacitly rejected by ICTA. The Company filed five separate lawsuits in total for the cancellation of the related transactions and administrative fines. The cases are pending.

ICTA – Inspection on Service Quality (2020 H2)

ICTA initiated an investigation due to exceeding the target value determined for “Call Failure Rate” and “Call Blocking Rate” criteria. As a result of the investigation ICTA has decided to impose an administrative fine of TL 568 to the Company. The administrative fine notified to the Company on 20 January 2022 and was paid on 17 March 2022 as TL 426 with taking on the account the early payment discount (1/4). After notification of the Board Decision to the Company, the Company applied to ICTA with the demand of withdraw of the Board Decision. The application of the Company was tacitly rejected by ICTA. The Company filed a lawsuit for the cancellation of the related transaction and administrative fine. The case is pending.

ICTA – Investigation of 3G and 4.5G Coverage Obligations

As a result of the investigation initiated to audit our 3N coverage area obligations determined in accordance with Article 6 of the Concession Agreement titled "Coverage liability" and the relevant legislation, ii) audit our 4.5N coverage obligations for highways, high-speed train lines and tunnels over 1 (one) kilometer long, which we are obliged to cover within the framework of the 4.5N Authorization Certificate and the relevant legislation; ICTA has decided to impose an administrative fine of TL 1,459. The fine, which was notified to the Company on 2 September 2022,  was paid as TL 1,094 (1/4 discounted) on 27 October 2022. An application has been made to the ICTA for the revocation of the decision. The application was tacitly rejected by the ICTA by not responding within 30 days.

ICTA – Directory Assistance Service Investigation

As a result of the investigation initiated in order to inspect the compliance of our Company’s directory assistance services with the relevant legislation, ICTA has decided to impose an administrative fine of TL 1,250 on the Company. The fine, which was notified to the Company on 28 July 2022, was paid as TL 938 (1/4 discounted) on 23 September 2022 by taking advantage of the early payment discount. An application was made to the ICTA for the revocation of the decision and tacitly rejected by ICTA. The Company filed a lawsuit for the cancellation of the related transaction and administrative fine.

37.  Commitments and Contingencies (continued)

ICTA – Refunds Investigation

As a result of the investigation initiated to examine the compliance of the activities carried out within the scope of the Board Decisions dated 01.03.2018 and numbered 2018/DK-THD/58(Board Decision on Refunds to Subscribers), dated 12.04.2018 and numbered 2018/DK-THD/116(Refund/Use of Remaining Amount on Prepaid Lines) and dated 16.04.2018 and numbered 2018/DK-THD/123(Transferring Non-refundable Amounts on Prepaid Lines as Universal Service Contribution),

(i)	The ICTA has decided that the unpaid TL 412 will be transferred to the Ministry, along with the late fee from April 14, 2020 and inform the ICTA about this transfer.
(ii)	The ICTA has decided to transfer the TL 161 that could not be refunded to subscribers regarding the period between 27.04.2017-31.05.2018, which were not fully paid to the Ministry. The ICTA has also decided to transfer the refund amounts related to the period between 01.04.2010-27.04.2017 -along with the late fee from 28 July 2020- and to inform the ICTA about this matter.
(iii)	The ICTA has decided to impose an administrative fine of TL 5,680 in total.

The fine, which was notified to the Company l on 2 January 2023, was paid as TL 4,260 (1/4 discounted) on 31 January 2023 by taking advantage of the early payment discount. Additionally, an application (IYUK 11) will be made to the ICTA with request for re-evaluation and revocation of the decision.

ICTA – Sub-Agency/Dealership Investigation

As a result of examinations carried out by the ICTA due to large number of complaints from consumers who were victimized by being called illegally, the ICTA started an investigation to determine whether sub-dealers were used. As a result of the investigation, the ICTA decided to impose a TL 894 administrative fine on Our Company. The fine, which was notified to the Company on 26 January 2023, is planned to be paid as TL 625 (1/4 discounted) on 24 February 2023 by taking advantage of the early payment discount. Additionally, an application (IYUK 11) will be made to the ICTA with request for re-evalutaion and revocation of the desicion.

ICTA – Fizy Service Investigation

The ICTA initiated an investigation to examine the «Fizy» Service, in the scope of service delivery, the information given to the consumers, the purchasing methods and the complaints selected as examples. As a result of the investigation; (i) the ICTA has decided to impose an administrative fine of TL 1,682 on Our Company, (ii) the ICTA has decided to give a warning to Our Company due to the implementation of the double opt-out method in the cancellation process of consumers, (iii) the ICTA has also decided that the additional amounts reflected to subscribers due to the aforementioned violations will be refunded to consumers within the framework of the relevant legislation. The fine, which was notified to the Company on 26 January 2023, is planned to be paid as TL 1,262 (1/4 discounted) on 24 February 2023 by taking advantage of the early payment discount. Additionally, an application (IYUK 11) will be made to the ICTA with request for re-evaluation and revocation of the decision.

37.  Commitments and Contingencies (continued)

Other ongoing lawsuits and tax investigations

Probability of an outflow of resources embodying economic benefits for 2018 and 2019 fiscal years with regards to notification of Information and Communication Technologies Authority for radio fee related to 2018 fiscal year was considered by the Company management. In this respect, TL 128,429 was paid in November 2019 by reserving our right to take legal actions and legal actions were taken for 2018 fiscal year. The lawsuits are pending. On the other hand, additional TL 13,465 for 2018/December was paid with reservation on 29 January 2021 with regards to notification of Information and Communication Technologies Authority for the same reason.

On the other hand, mobile payment services provided by the Company Odeme were investigated within the scope of the Law No. 6493 and secondary legislation issued pursuant to this Law. As a result of the investigation, an administrative fine was imposed on the Company Odeme in the amount of TL 18,763. The Company Odeme filed a lawsuit for the cancellation of the aforementioned administrative fine. The hearing was held on 30 December 2020 in this case. The Court decided to accept the case in favor of the Company and cancelled the administrative fine subject to the case. The defendant appealed the decision before the Regional Administrative Court. The Company replied this appeal request in due time. The appeal process is pending.

While this case was ongoing, the Tax Office sent a payment order for collection of the aforementioned administrative fine. the Company Odeme filed a lawsuit for the cancellation of the payment order. The Court accepted the case and cancelled the payment order. Tax office appealed the decision before the Regional Administrative Court. The Company replied this appeal request in due time. The Regional Administrative Court, rejected the appeal request of the Tax Office in favor of the Company. The defendant appealed the decision before the Council of State. The Company replied this request in due time. The appeal process is pending.

Based on the management opinion, an outflow of resources embodying economic benefits is deemed as probable on some of the aforementioned lawsuits and investigations, thus TL 4,629 provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2022 (31 December 2021: TL 53,603).